Credit Facilities - Long-term loan bank (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Discontinued operations.
Line of Credit Facility [Line Items]
Long term bank loan	$ 850,808	$ 777,558
Chongqing Dadukou Rongxing Village & Township Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%
Long term bank loan	$ 850,808	$ 777,558